Delaware Group Global & International Funds
                   Delaware Global Opportunities Fund
                        Delaware New Europe Fund
                       Delaware Latin America Fund

               Prospectus Supplement dated March 29, 2000

Effective immediately, the Delaware Global Opportunities Fund,
Delaware New Europe Fund and Delaware Latin America Fund are no longer being offered.